Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	18,716.86
Total Transaction Valuation	135,531,227.91
Total Offset Amount	0.00
Net Fee	$ 18,716.86
Offering Table N/A
Offset Table N/A	N/A